Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net [Abstract]
Property and equipment, net

6. Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2016	$26,582	$(3,468)	$23,114
- Additions in property and equipment	104	-	104
- Depreciation for the year	-	(568)	(568)
- Disposal of assets	(3)	3	-
Balance, December 31, 2017	$26,683	$(4,033)	$22,650
- Additions in property and equipment	252	-	252
- Depreciation for the year	-	(477)	(477)
Balance, December 31, 2018	$26,935	$(4,510)	$22,425